Annual Fund Operating Expenses - INVESCO MUNICIPAL INCOME FUND	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest	0.14%	[1]
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.95%
Class C
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest	0.14%	[1]
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.70%
Class Y
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Interest	0.14%	[1]
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.70%
Investor Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.14%
Other Expenses	0.10%
Interest	0.14%	[1]
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.84%
Class R6
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Interest	0.14%	[1]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.64%

[1]	"Interest” has been restated to reflect current fees.